Impairments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Impairments
6. I
MPAIRMENTS
The Company assesses goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in circumstances indicate that an asset may be impaired. Definite-lived intangible assets and other long-lived assets are assessed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable.
During the second quarter of 2020, the Company identified the
COVID-19
pandemic as a triggering event for its long-lived assets, goodwill, indefinite-lived trademark, and definite-lived intangible assets. Due to global social distancing efforts put in place to mitigate the spread of the virus, and compliance with restrictions enacted by various governmental entities, most live events during 2020 were either postponed or cancelled

. Consequently, the Company experienced a significant reduction of revenue during the nine months ended September 30, 2020.
The following summarizes the impairment charges recorded by the Company during the nine months ended September 30, 2020 (in thousands):

Goodwill	$377,101
Indefinite-lived trademark	78,734
Definite-lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838

8. I
MPAIRMENTS
As disclosed in Note 2,
Significant Accounting Policies
, the Company assesses goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in circumstances indicate that an asset may be impaired. Definite-lived intangible assets and other long-lived assets are assessed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable.
During the second quarter of 2020, the Company identified the
COVID-19
pandemic as a triggering event for its long-lived assets, goodwill, indefinite-lived trademark, and definite-lived intangible assets. Due to global social distancing efforts, put in place to mitigate the spread of the virus, and compliance with restrictions enacted by various governmental entities, most live events during 2020 were either postponed or cancelled. Consequently, the Company experienced a significant reduction of revenue during the second quarter of 2020, which continued through the remainder of the year. The Company anticipates that the
COVID-19
pandemic and mitigation policies enacted by governmental entities will continue to have a material impact on its cash flows.
The following summarizes the impairment charges recorded by the Company during the second quarter of 2020 (in thousands):

Goodwill	$377,101
Indefinite lived trademark	78,734
Definite lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838

Long-lived asset impairments
The Company assessed its long-lived assets for potential impairment during the second quarter of 2020. ASC 360,
Property, Plant, and Equipment
, requires an impairment loss to be recognized for a long-lived asset if the carrying amount of the asset is not recoverable and exceeds its fair value. In accordance with ASC 360, the Company classifies its long-lived assets as a single asset group, which consists primarily of property and equipment, right-of-use
lease assets, personal seat licenses, and definite-lived intangible assets.
For the fair value of the asset group, we compared the expected future undiscounted cash flows associated with the asset group to the long-lived asset group’s carrying value and concluded that the carrying value was not recoverable. The Company then measured the fair value of the asset group using a discounted cash flow model. The significant estimates used in the undiscounted and discounted cash flow models include projected operating cash flows; forecasted capital expenditures and working capital needs; rates of long-term growth; and the discount rate (in the discounted cash flow model). The significant unobservable inputs included forecasted revenues which reflected significant declines in earlier years as a result of the pandemic and included estimates regarding when revenue would return to pre-pandemic
levels. The significant unobservable inputs also included forecasted costs, capital expenditures, and working capital needs which were informed by actual historical experience and estimates of the timing of when live events would return to pre-pandemic
levels. Refer to Note 12,
Fair Value,
for quantitative disclosure of significant unobservable inputs. As a result, the Company recorded an impairment of $118,003 thousand, of which $107,365 thousand was related to definite-lived intangible assets. The impairment is presented in Impairment charges in the Consolidated Statements of Operations and Comprehensive Loss.
Indefinite-lived trademark and goodwill impairments
During the second quarter of 2020, the Company determined that the estimated carrying value of its indefinite-lived trademark was in excess of its fair value. The fair value of the indefinite-lived trademark asset, classified as a Level 3 measurement, was measured using the relief-from-royalty method. This methodology involves estimating reasonable royalty rates for the trademarks, applying the royalty rate to a net sales stream, and utilizing the discounted cash flow method. The Company utilized a 2.0% royalty rate, consistent with the rate used in the initial valuation of the trademark. The Company recorded an impairment charge of $78,734 thousand related to the indefinite-lived trademark. The impairment charge is presented in Impairment charges in the Consolidated Statements of Operations and Comprehensive Loss.
As part of the goodwill impairment assessment performed during the second quarter of 2020, the Company determined that the carrying value of its Marketplace reporting unit exceeded its estimated fair value, resulting in a goodwill impairment charge of $377,101 thousand, which is presented in Impairment charges in the Consolidated Statements of Operations and Comprehensive Loss. The fair value estimate of our reporting units was based on a blended analysis of the present value of future discounted cash flows and market value approach, using Level 3 inputs. The significant estimates used in the discounted cash flow models are projected operating cash flows; forecasted capital expenditures and working capital needs; weighted average cost of capital; and rates of long-term growth. These estimates considered the recent deterioration in financial performance of the reporting units, as well as the anticipated rate of recovery, and implied risk premiums based on the market prices of our equity and debt as of the assessment date. The significant estimates used in the market multiple valuation approach include identifying business factors; such as size, growth, profitability, risk and return on investment; and assessing comparable revenue and earnings multiples. Following the impairment charge, the carrying value of the Marketplace reporting unit’s goodwill was $683,327 thousand. In accordance with its annual re-assessment,
the Company assessed its goodwill and indefinite-lived trademark for impairment as of October 31, 2020, determining no further impairment had occurred.
The Company’s goodwill and indefinite-lived trademark constitute nonfinancial assets measured at fair value on a nonrecurring basis. These nonfinancial assets are classified as Level 3 assets in the fair value hierarchy established under ASC Topic 820,
Fair Value Measurement
(“ASC 820”).